FINANCIAL RISK MANAGEMENT DISCLOSURES (Details Narrative) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Cash	$ 3,017,704	$ 5,304,097	$ 4,100,608	$ 21,648
Accounts payable and accrued liabilities	$ 2,420,392	$ 1,636,786	$ 1,895,983